Allowance for Loan and Lease Losses Change in ALLL (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	$ 78,254	$ 89,659	$ 77,765	$ 93,689	$ 93,689	$ 93,178	$ 32,653
Change in estimate				1,907	1,907
Allowance for Loan and Lease Losses, Adjustments, Net					(397)
Provision for loan and lease losses	5,757	9,004	17,112	25,127	47,797	79,341	121,912
Charge-offs	(7,290)	(9,545)	(18,578)	(32,141)	(67,480)	(80,098)	(61,656)
Recoveries	672	91	1,094	627	2,249	1,268	269
Balance, end of period	77,393	89,209	77,393	89,209	77,765	93,689	93,178
Residential Mortgage
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	40,739	57,275	43,454	46,584	46,584
Change in estimate				10,154	10,154
Allowance for Loan and Lease Losses, Adjustments, Net					(397)
Provision for loan and lease losses	957	2,597	4,793	12,367	23,731
Charge-offs	(4,139)	(5,406)	(10,833)	(14,644)	(36,664)
Recoveries	162	6	305	11	46
Balance, end of period	37,719	54,472	37,719	54,472	43,454
Commercial and Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	31,391	27,473	28,209	33,490	33,490
Change in estimate				(682)	(682)
Provision for loan and lease losses	1,958	2,582	7,266	5,813	12,819
Charge-offs	(1,710)	(1,825)	(4,004)	(10,913)	(19,446)
Recoveries	411	65	579	587	2,028
Balance, end of period	32,050	28,295	32,050	28,295	28,209
Lease financing receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	3,344	1,134	3,766	2,454	2,454
Change in estimate				(802)	(802)
Provision for loan and lease losses	1,704	1,699	2,427	3,269	7,369
Charge-offs	(917)	(1,032)	(2,098)	(3,128)	(5,371)
Recoveries	29	5	65	13	116
Balance, end of period	4,160	1,806	4,160	1,806	3,766
Home Equity Line of Credit
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	2,632	3,630	2,186	10,907	10,907
Change in estimate				(6,323)	(6,323)
Provision for loan and lease losses	1,085	2,116	2,578	3,333	3,384
Charge-offs	(484)	(1,144)	(1,592)	(3,316)	(5,806)
Recoveries	55	10	116	11	24
Balance, end of period	3,288	4,612	3,288	4,612	2,186
Consumer And Credit Card
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	148	147	150	254	254
Change in estimate				(440)	(440)
Provision for loan and lease losses	53	10	48	345	494
Charge-offs	(40)	(138)	(51)	(140)	(193)
Recoveries	15	5	29	5	35
Balance, end of period	$ 176	$ 24	$ 176	$ 24	$ 150